Note 22 - Decommissioning Liabilities - Disclosure of Detailed Information About Decommissioning Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning decommissioning liabilities	$ 27,796	$ 16,076
Acquisition of Primero		4,095
Change in rehabilitation provision	9,538	6,581
Reclamation costs incurred	(104)	(464)
Interest or accretion expense	2,410	1,495
Foreign exchange loss	888	13
Ending decommissioning liabilities	40,528	27,796
Mexico - San Dimas [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	8,412
Acquisition of Primero		4,095
Change in rehabilitation provision	301	4,092
Reclamation costs incurred
Interest or accretion expense	744	225
Foreign exchange loss	(15)
Ending decommissioning liabilities	9,442	8,412
Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	2,321	2,730
Acquisition of Primero
Change in rehabilitation provision	2,338	(633)
Reclamation costs incurred
Interest or accretion expense	207	221
Foreign exchange loss	105	3
Ending decommissioning liabilities	4,971	2,321
Mexico - La Encantada [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	6,709	3,317
Acquisition of Primero
Change in rehabilitation provision	500	3,122
Reclamation costs incurred
Interest or accretion expense	592	269
Foreign exchange loss	311	1
Ending decommissioning liabilities	8,112	6,709
Mexico - San Martin [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	2,694	2,488
Acquisition of Primero
Change in rehabilitation provision	4,051
Reclamation costs incurred
Interest or accretion expense	237	204
Foreign exchange loss	121	2
Ending decommissioning liabilities	7,103	2,694
Mexico - La Parrilla [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	3,245	3,002
Acquisition of Primero
Change in rehabilitation provision	696
Reclamation costs incurred		(2)
Interest or accretion expense	282	243
Foreign exchange loss	114	2
Ending decommissioning liabilities	4,337	3,245
Mexico - Del Toro [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	2,498	2,545
Acquisition of Primero
Change in rehabilitation provision	945
Reclamation costs incurred		(259)
Interest or accretion expense	219	208
Foreign exchange loss	107	4
Ending decommissioning liabilities	3,769	2,498
Mexico - La Guitarra [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	1,615	1,692
Acquisition of Primero
Change in rehabilitation provision	469
Reclamation costs incurred	(104)	(203)
Interest or accretion expense	129	125
Foreign exchange loss	69	1
Ending decommissioning liabilities	2,178	1,615
La Luz [member]
Statement Line Items [Line Items]
Beginning decommissioning liabilities	302	302
Acquisition of Primero
Change in rehabilitation provision	238
Reclamation costs incurred
Interest or accretion expense
Foreign exchange loss	76
Ending decommissioning liabilities	$ 616	$ 302